FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 7,068	$ 6,021
Fair value of financial liabilities	(62,406)	(62,047)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	5,388	3,560
Fair value of financial assets	$ 0	$ 0
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%	3.00%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	7.90%	5.00%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,285	$ 1,285
Fair value of financial liabilities	$ (253)	$ (308)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.20%	2.70%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.40%	6.40%
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,696	$ 1,746
Fair value of financial liabilities	$ (8)	$ (32)
Interest rate risk | Interest rate swaps of US$ debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.80%	0.80%
Interest rate risk | Interest rate swaps of US$ debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.10%	5.10%
Interest rate risk | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Notional	$ 25	$ 350
Rates	0.00%	2.00%
Fair value of financial assets	$ 0	$ 0